U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Filing Under Rule 24F-2

of the Investment Company Act of 1940

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares Trust 400 Howard Street
San Francisco, CA 94105

2.	The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares BB Rated Corporate Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Total USD Bond Market ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares Global Green Bond ETF

iShares GNMA Bond ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Fixed Income Balanced Risk Factor ETF

iShares U.S. Treasury Bond ETF

iShares Yield Optimized Bond ETF

iShares® iBonds® 2021 Term High Yield and Income ETF

iShares® iBonds® 2022 Term High Yield and Income ETF

iShares® iBonds® 2023 Term High Yield and Income ETF

iShares® iBonds® 2024 Term High Yield and Income ETF

iShares® iBonds® 2025 Term High Yield and Income ETF

iShares® iBonds® 2026 Term High Yield and Income ETF

iShares® iBonds® 2027 Term High Yield and Income ETF

iShares® iBonds® Dec 2020 Term Corporate ETF

iShares® iBonds® Dec 2021 Term Corporate ETF

iShares® iBonds® Dec 2021 Term Muni Bond ETF

iShares® iBonds® Dec 2021 Term Treasury ETF

iShares® iBonds® Dec 2022 Term Corporate ETF

iShares® iBonds® Dec 2022 Term Muni Bond ETF

iShares® iBonds® Dec 2022 Term Treasury ETF

iShares® iBonds® Dec 2023 Term Corporate ETF

iShares® iBonds® Dec 2023 Term Muni Bond ETF

iShares® iBonds® Dec 2023 Term Treasury ETF

iShares® iBonds® Dec 2024 Term Corporate ETF

iShares® iBonds® Dec 2024 Term Muni Bond ETF

iShares® iBonds® Dec 2024 Term Treasury ETF

iShares® iBonds® Dec 2025 Term Corporate ETF

iShares® iBonds® Dec 2025 Term Muni Bond ETF

iShares® iBonds® Dec 2025 Term Treasury ETF

iShares® iBonds® Dec 2026 Term Corporate ETF

iShares® iBonds® Dec 2026 Term Muni Bond ETF

iShares® iBonds® Dec 2026 Term Treasury ETF

iShares® iBonds® Dec 2027 Term Corporate ETF

iShares® iBonds® Dec 2027 Term Muni Bond ETF

iShares® iBonds® Dec 2027 Term Treasury ETF

iShares® iBonds® Dec 2028 Term Corporate ETF

iShares® iBonds® Dec 2028 Term Muni Bond ETF

iShares® iBonds® Dec 2028 Term Treasury ETF

iShares® iBonds® Dec 2029 Term Corporate ETF

iShares® iBonds® Dec 2029 Term Treasury ETF

iShares® iBonds® Dec 2030 Term Corporate ETF

iShares® iBonds® Dec 2030 Term Treasury ETF

iShares® iBonds® Dec 2031 Term Corporate ETF

iShares® iBonds® Dec 2031 Term Treasury ETF

iShares® iBonds® Mar 2023 Term Corporate ETF

iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

3.	Investment Company Act File Number: 811-09729

Securities Act File Number: 333-92935

4(a).	Last day of fiscal year for which this Form is filed: 10/31/2021

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).

[    ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$72,296,883,779

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$27,817,164,822

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	- $27,817,164,822

	(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$44,479,718,957

	(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0

	(vii) Multiplier for determining registration fee

	(See Instruction C.9):	X 0.0000927

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $4,123,269.95

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$ 4,123,269.95

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:	01/20/2022

	Method of Delivery:

	[x] Wire Transfer

[ ] Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neill
Assistant Treasurer

Date:    1/26/2022

*	Please print the name and title of the signing officer below the signature.